Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends to shareholders of the parent company
	2020			2019			2018
	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip
	$	$m	$m	$	$m	$m	$	$m	$m
Dividends paid on ordinary shares
In respect of previous year:
– fourth interim dividend	—	—	—	0.21	4,206	1,160	0.21	4,197	393
In respect of current year:
– first interim dividend	—	—	—	0.10	2,013	375	0.10	2,008	213
– second interim dividend	—	—	—	0.10	2,021	795	0.10	1,990	181
– third interim dividend	—	—	—	0.10	2,029	357	0.10	1,992	707
Total	—	—	—	0.51	10,269	2,687	0.51	10,187	1,494
Total dividends on preference shares classified as equity (paid quarterly)	62.00	90		62.00	90		62.00	90
Total coupons on capital securities classified as equity		1,241			1,324			1,270
Dividends to shareholders		1,331			11,683			11,547

Disclosure of coupons on capital securities classified as equity

Total coupons on capital securities classified as equity
			2020		2019	2018
				Total	Total	Total
	Footnotes	First call date	Per security	$m	$m	$m
Perpetual subordinated capital securities	1, 3
$2,200m issued at 8.125%		Apr 2013	$0.000	—	—	89
$3,800m issued at 8.000%		Dec 2015	$0.000	—	—	76
Perpetual subordinated contingent convertible securities	2, 3
$1,500m issued at 5.625%	4	Nov 2019	$56.250	—	84	84
$2,000m issued at 6.875%		Jun 2021	$68.750	138	138	138
$2,250m issued at 6.375%		Sep 2024	$63.750	143	143	143
$2,450m issued at 6.375%		Mar 2025	$63.750	156	156	156
$3,000m issued at 6.000%		May 2027	$60.000	180	180	180
$2,350m issued at 6.250%		Mar 2023	$62.500	147	147	73
$1,800m issued at 6.500%		Mar 2028	$65.000	117	117	59
$1,500m issued at 4.600%	5	Jun 2031	$46.000	—	—	—
€1,500m issued at 5.250%		Sep 2022	€52.500	90	88	95
€1,000m issued at 6.000%		Sep 2023	€60.000	67	66	72
€1,250m issued at 4.750%		July 2029	€47.500	67	68	70
£1,000m issued at 5.875%		Sep 2026	£58.750	74	75	—
SGD1,000m issued at 4.700%		Jun 2022	SGD47.000	35	34	35
SGD750m issued at 5.000%		Sep 2023	SGD50.000	27	28	—
Total				1,241	1,324	1,270
1Discretionary coupons are paid quarterly on the perpetual subordinated capital securities, in denominations of $25 per security.
2Discretionary coupons are paid semi-annually on the perpetual subordinated contingent convertible securities, in denominations of each security’s issuance currency 1,000 per security.
3For further details of these securities, see Note 31.
4This security was called by HSBC Holdings on 22 November 2019 and was redeemed and cancelled on 17 January 2020. Between the date of exercise of the call option and the redemption, this security was considered to be a subordinated liability. For further details on additional tier 1 securities, see Note 31.
5This security was issued by HSBC Holdings on 17 December 2020. The first call date commences six calendar months prior to the reset date of 17 June 2031.